DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Long-Term Debt

Long-term debt, including the current portion, consisted of the following:

	December 31,
	2012		2011
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$62.0	$62.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.3	135.2	135.4
6.0% Notes Due October 1, 2015	249.6	249.4	250.0	249.8
8.95% Notes Due July 1, 2017	249.4	249.0	250.0	249.5
Other	8.9	7.8	1.2	1.2

Total Debt	$705.1	$703.5	$636.4	$635.9
Less: current portion	(136.0)	(136.1)	—	—

Long-term Debt, Total	$569.1	$567.4	$636.4	$635.9

Maturities Of Long-Term Debt	Maturities of long-term debt for the next five years and thereafter are as follows:

	2013	2014	2015	2016	2017	Thereafter	Total
Long-term debt	$136.1	$0.4	$249.4	$62.6	$249.0	$6.0	$703.5